DESCRIPTION OF PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Description, Available	true
Before-Tax, Maximum Annual Compensation, Amount	$ 15,000
After-Tax, Maximum Annual Compensation to Total Compensation Contribution, Percentage	10.00%
Employer Contribution, Non-Elective Fixed Contribution, Percentage	3.00%
Employer Contribution, Pension Transition Contribution, Percentage	5.00%
Employer Contribution, Additional Pension Transition Contribution, Percentage	2.00%
Forfeited Account Balances	$ 20,074	$ 19,487
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, to Total Account, Percentage	50.00%
Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Notes Receivable From Participants General Purpose Loan Term	1 year
Notes Receivable From Participants, Principal Residence Loan Repayment Period	1 year
Maximum
EBP, Description of Plan [Line Items]
Notes Receivable From Participants General Purpose Loan Term	5 years
Notes Receivable From Participants, Principal Residence Loan Repayment Period	15 years
EBP, First Three Percent of Employee Contributions
EBP, Description of Plan [Line Items]
Employer Contribution, Matching Percentage	100.00%
Employer Contribution, Participant Compensation Matched, Percentage	3.00%